Average Annual Total Returns{- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-07 - Fidelity® Value Discovery Fund	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	24.83%	11.57%	13.20%	23.26%	10.72%	12.54%	15.48%	9.04%	10.91%	25.37%	11.00%	12.89%